Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Other Current Assets:
Other Current Assets

4.Other Current Assets

As of September 30, 2024, other current assets included prepaid expenses of $1.8 million, comprised primarily of prepayments of $1.4 million made for the Company’s clinical trials for BP1001-A in solid tumors and BP1002 in separate clinical trials for AML and lymphoma. Additionally, the Company had prepaid insurance expenses of $0.4 million. As of December 31, 2023, other current assets included prepaid expenses of $1.4 million, comprised primarily of prepayments of $0.9 million made for the Company’s clinical trials for BP1002 in AML and lymphoma and BP1001-A in solid tumors as well as prepaid insurance of $0.3 million, prepaid Delaware franchise tax of $0.1 million and other prepaid expenses of $0.1 million.

4.	Other Current Assets

As of December 31, 2023, other current assets included prepaid expenses of $1.4 million, comprised primarily of prepayments of $0.9 million made for the Company’s clinical trials for BP1002 in AML and lymphoma and BP1001-A in solid tumors as well as prepaid insurance of $0.3 million, prepaid Delaware franchise tax of $0.1 million and other prepaid expenses of $0.1 million. As of December 31, 2022, other current assets included prepaid expenses of $1.6 million, comprised primarily of prepayments of $1.3 million made for the Company’s clinical trials for BP1002 in AML and lymphoma, BP1001-A in solid tumors and prexigebersen in AML as well as prepaid insurance of $0.3 million.